SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
New standards and amendments
New standards and amendments effective from January 1, 2019
The following new standards and amendments that are applicable from January 1, 2019 were adopted by the Group for the preparation of these Consolidated Financial Statements.
IFRS 16 - Leases
Transition impact
The Group applied the simplified transition approach and has therefore recognized the impacts of adoption at January 1, 2019 without restating comparative figures for the period prior to adoption. The Group elected to use the exemptions permitted on transition for short term leases (contracts in which the lease terms ends within 12 months of the date of initial application) and lease contracts for which the underlying asset is of low value.

Upon adoption, the Group recognized right-of-use assets and corresponding lease liabilities in relation to leases which had previously been classified as operating lease under IAS 17, measured at the present value of the remaining lease payments over the lease term that have not been paid at the date of adoption, discounted using the Group’s incremental borrowing rate as of January 1, 2019, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. At January 1, 2019 this rate ranged from 1 percent to 5 percent based primarily on the country of the lessee and the remaining lease term of the underlying leased assets. The lease term includes both the non-cancellable periods for which the Group has the right to use the underlying assets and also any renewal periods if the Group is reasonably certain to exercise the related renewal option.

As of January 1, 2019, after considering the exemptions mentioned above, the Group had non-cancellable operating lease commitments of approximately €74,930 thousand. Of these commitments, the Group recognized right-of-use assets and related lease liabilities of €63,535 thousand.

The main contracts within the scope of IFRS 16 for which the Group is lessee primarily relate to Ferrari stores (included within other assets) and industrial buildings.

	At December 31, 2019	At January 1, 2019
	(€ thousand)
Industrial buildings	15,834	17,226
Plant, machinery and equipment	7,612	10,011
Other assets	34,319	36,298
Right-of-use assets	57,765	63,535

At January 1, 2019
(€ thousand)
Non-cancellable operating lease commitments	74,930
Lease contracts for which the underlying asset is of low value	(1,008)
Lease contracts for which the lease terms ends within 12 months	(2,420)
Discount of remaining lease payments	(7,967)
Lease liabilities	63,535

Upon adoption the Group did not recognize any deferred tax assets or liabilities in respect of temporary differences arising on initial recognition of right-of-use assets and lease liabilities as the initial recognition does not affect accounting profit or taxable profit.

For the year ended December 31, 2019 the impact of adopting the new standard resulted in the recognition of €17,067 thousand of depreciation of right-of-use assets and €1,172 thousand of financial expenses. Lease expenses that would have been recognized in the income statement under the previous lease standard, IAS 17, would have been €17,380 thousand.

There were no impacts arising on the application of IFRS 16 from the Group’s activities as lessor.

See “Leases” below for a description of the Group’s accounting policy with respect to leases.

IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments
The Group adopted IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments. The interpretation provides provides specific guidance to recognise and measure the accounting impact of tax uncertainties which IAS 12 did not address. Particularly, IFRIC 23 specifies how to determine the unit of account and the recognition and measurement guidance to be applied to that unit, as well as when to reconsider the accounting for a tax uncertainty. The interpretation is effective on or after January 1, 2019. The Group has reviewed its previously designed model to account for tax uncertainties and assessed that it is consistent with the more specific IFRIC 23 requirements.

Amendments to IFRS 9 - Financial Instruments
The Group adopted Amendments to IFRS 9 - Financial Instruments. These amendments allow, under certain conditions, for a prepayable financial asset with negative compensation payments to be measured at amortized cost or at fair value through other comprehensive income. The amendments also contain a clarification relating to the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The amendments are effective on or after January 1, 2019. There was no effect from the adoption of these amendments.

Amendments to IAS 28 - Long-term Interests in Associates and Joint Ventures
The Group adopted Amendments to IAS 28 - Long-term Interests in Associates and Joint Ventures. These amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The amendments are effective on or after January 1, 2019. There was no effect from the adoption of these amendments.

Amendments to IAS 19 - Employee Benefits
The Group adopted Amendments to IAS 19 - Employee Benefits. These amendments require that when there is a change to a defined benefit plan (an amendment, curtailment or settlement) the company use the adopted assumptions from the remeasurement of a net defined benefit liability or asset to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective on or after January 1, 2019. There was no effect from the adoption of these amendments.

Annual Improvements to IFRSs 2015-2017 Cycle
The Group adopted Annual Improvements to IFRSs 2015-2017 Cycle. The improvements have amended four standards with effective date of January 1, 2019: i) IFRS 3 - Business Combinations, in relation to obtaining control of a business which was previously accounted for as an interest in a joint operation; ii) IFRS 11 - Joint Arrangements, in relation to obtaining joint control of a business which was previously accounted for as a joint operation; iii) IAS 12 - Income Taxes, clarifying the treatment of taxes in relation to dividend payments; and iv) IAS 23 - Borrowing Costs, clarifying the treatment of borrowings which were previously capitalized when the related asset is ready for its intended use or sale. There was no effect from the adoption of these amendments.

New standards, amendments and interpretations not yet effective
The standards, amendments and interpretations issued by the International Accounting Standards Board (“IASB”) that will have mandatory application in 2020 or subsequent years are listed below:
In May 2017 the IASB issued IFRS 17 - Insurance Contracts which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. IFRS 17 is effective on or after January 1, 2021 with early adoption allowed if IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments are also applied. The Group does not expect any impact from the adoption of this standard.

In October 2018 the IASB issued narrow scope amendments to IFRS 3 - Business Combinations to improve the definition of a business. The amendments aim to help companies determine whether an acquisition made is of a business or a group of assets. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. In addition to amending the definition of a business, supplementary guidance is provided. These amendments are effective on or after January 1, 2020. The Group does not expect any material impact from the adoption of these amendments.

In October 2018 the IASB issued amendments to IAS 1 - Presentation of Financial Statements and IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors to clarify the definition of ‘material’, as well as how materiality should be applied by including in the definition guidance that is included elsewhere in IFRS standards. In addition, the explanations accompanying the definition have been improved and the amendments ensure that the definition of material is consistent across all IFRS standards. These amendments are effective on or after January 1, 2020. The Group does not expect any material impact from the adoption of these amendments.

In September 2019 the IASB issued amendments to IFRS 9 - Financial Instruments, IAS 39 - Financial Instruments: Recognition and Measurement and IFRS 7 - Financial Instruments: Disclosures, collectively the “Interest Rate Benchmark Reform”. These amendments modify certain hedge accounting requirements in order to provide relief from potential effects of the uncertainty caused by the interbank offered rates (IBOR) reform and require companies to provide additional information to investors about their hedging relationships that are directly affected by these uncertainties. These amendments are effective on or after January 1, 2020. The Group does not expect any material impact from the adoption of these amendments.

In January 2020 the IASB issued amendments to IAS 1 - Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. These amendments are effective on or after January 1, 2022. The Group does not expect any material impact from the adoption of these amendments.

Review of the Conceptual Framework for Financial Reporting

In March 2018 the IASB revised the Conceptual Framework for Financial Reporting, effective immediately for the IASB and the IFRS Interpretations Committee when setting future standards, and effective for annual reporting periods on or after January 1, 2020 for companies that use the Conceptual Framework to develop accounting policies when no IFRS Standard applies to a particular transaction, with early application permitted. Key changes include (i) increasing the prominence of stewardship in the objective of financial reporting; (ii) reinstating prudence as a component of neutrality, defined as the exercise of caution when making judgements under conditions of uncertainty; (iii) defining a reporting entity; (iv) revising the definitions of an asset and a liability; (v) removing the probability threshold for recognition, and adding guidance on derecognition; (vi) adding guidance on the information provided by different measurement bases, and explaining factors to consider when selecting a measurement basis; and (vii) stating that profit or loss is the primary performance indicator and income and expenses in other comprehensive income should be recycled where the relevance or faithful representation of the financial statements would be enhanced. The Group does not expect a material impact from the adoption of the revised Conceptual Framework.

Subsidiaries
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group achieves control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
All significant intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.

In 2016 the Group sold a majority stake in Ferrari Financial Services GmbH. From such date, the Group’s remaining interest has been remeasured at fair value and accounted for using the equity method.

Interest in associates
Interests in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

When the Group’s share of the losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method from the date the investment ceases to be an associate or when it is classified as available-for-sale.

Interests in joint operations
Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group undertakes its activities under joint operations, it recognizes in relation to its interest in the joint operation: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation, and (v) its expenses, including its share of any expenses incurred jointly.

Foreign currency transactions
Foreign currency transactions
The functional currency of the Group’s entities is the currency of their primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated income statement.

Consolidation of foreign entities
Consolidation of foreign entities
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.
Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.

Goodwill
Goodwill
Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Recoverability of goodwill
In accordance with IAS 36 - Impairment of Assets, goodwill is not amortized and is tested for impairment annually or more frequently if facts or circumstances indicate that the asset may be impaired.
As the Group is composed of one operating segment, goodwill is tested at the Group level, which represents the lowest level within the Group at which goodwill is monitored for internal management purposes in accordance with IAS 36. The impairment test is performed by comparing the carrying amount (which mainly comprises property, plant and equipment, goodwill and capitalized development costs) and the recoverable amount of the CGU. The recoverable amount of the CGU is the higher of its fair value less costs of disposal and its value in use.

Development costs, patents, concessions and licenses and other intangible assets
Development costs
Development costs for car project production and related components, engines and systems are recognized as an asset if, and only if, both of the following conditions under IAS 38 - Intangible Assets are met: that development costs can be measured reliably and that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process.
Capitalized development costs are amortized on a straight-line basis from the start of production over the estimated lifecycle of the model or the useful life of the components (generally between four and eight years). All other research and development costs are expensed as incurred.
In particular the Group incurs significant research and development costs through the Formula 1 racing activities. These costs are considered fundamental to the development of the sports and street car models and prototypes. The model for the Formula 1 racing activities continually evolves and as such these costs are expensed as incurred.
Patents, concessions and licenses
Separately acquired patents, concessions and licenses are initially recognized at cost. Patents, concessions and licenses acquired in a business combination are initially recognized at fair value. Patents, concessions and licenses are amortized on a straight-line basis over their useful economic lives, which is generally between three and five years.
Other intangible assets
Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 - Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.

Property, plant and equipment
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized as a loss in the period of replacement in the consolidated income statement.
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Land is not depreciated.
If the asset being depreciated consists of separately identifiable components whose useful lives differ from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the ‘component approach’.
Recoverability of non-current assets with definite useful lives
Non-current assets with definite useful lives include property, plant and equipment and intangible assets. Intangible assets with definite useful lives mainly consist of capitalized development costs.
The Group periodically reviews the carrying amount of non-current assets with definite useful lives when events and circumstances indicate that an asset may be impaired. Impairment tests are performed by comparing the carrying amount and the recoverable amount of the cash-generating unit (“CGU”). The recoverable amount is the higher of the CGU’s fair value less costs of disposal and its value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.
For the period covered by these Consolidated Financial Statements, the Group has not recognized any impairment charges for non-current assets with definite useful lives.

Leases
Leases
With the adoption of IFRS 16, the Group recognizes a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use. Each lease payment is allocated between the principal liability and finance costs. Finance costs are charged to the income statement over the lease period using the effective interest rate method. The right-of-use asset is depreciated on a straight-line basis over the lease term.

Right-of-use assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized as an expense in the income statement on a straight-line basis.

Lease liabilities are measured at the net present value of the following: (i) fixed lease payments, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable by the lessee under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Lease liabilities do not include any non-lease components that may be included in the related contracts.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Some lease contracts contain variable payment terms that are linked to sales generated from Ferrari stores. Variable lease payments that depend on sales are recognized in the income statement in the period in which the condition that triggers those payments occurs.

Extension and termination options are included in a number of leases related to Ferrari stores, warehouses and machinery and equipment of the Group. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

Borrowing costs
Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use.
All other borrowing costs are expensed in net financial expenses if related to the Group’s industrial activities or cost of sales if related to the Group’s financial services activities in the consolidated income statement, as incurred.

Impairment of assets
Impairment of assets
The Group continuously monitors its operations to assess whether there is any indication that its intangible assets (including development costs) and its property, plant and equipment may be impaired. Goodwill is tested for impairment annually or more frequently, if there is an indication that an asset may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.

Where an impairment loss for assets other than goodwill, subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated income statement immediately.

Financial instruments
Financial instruments
Presentation
Current financial assets include trade receivables, receivables from financing activities, derivative financial instruments, other current financial assets and cash and cash equivalents.
Investments and other financial assets include investments accounted for using the equity method as well as other securities and non-current financial assets.
Financial liabilities include debt (which primarily includes bonds, notes, asset-backed financing (securitizations) and borrowings from banks), trade payables and other financial liabilities, which mainly include derivative financial instruments.
Measurement
Financial assets, other than investments accounted for using the equity method, and financial liabilities are measured in accordance with IFRS 9.
Except for investments accounted for using the equity method, the Group initially measures financial assets at fair value plus, in the case of financial assets not measured at fair value through profit or loss, transaction costs.
Equity instruments held by the Group are recognized at fair value through profit or loss. When market prices are not directly available, the fair value is measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date). As permitted by IFRS 9, equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value.
Trade receivables and receivables from financing activities are originated in the ordinary course of business and held within a business model with the objective to hold the receivables in order to collect contractual cash flows that meet the ‘solely payments of principal and interest’ criterion under IFRS 9, therefore they are measured at amortized cost using the effective interest rate method. Receivables with maturities greater than one year are discounted to present value. Assessments are made regularly as to whether there is any objective evidence that a financial asset or group of financial assets may be impaired. Under IFRS 9, a forward-looking expected credit loss model must be applied when assessing impairment. In making impairment assessments, the Group applies the standard simplified approach to estimate the lifetime expected credit losses and considers its historical credit loss experience, adjusted for forward-looking factors specific to the nature of the Group’s receivables and economic environment. If any such evidence exists, an impairment loss is recognized within financial expenses.
Financial liabilities, with the exception of derivative financial instruments, are measured at amortized cost using the effective interest rate method.

Derivative financial instruments
Derivative financial instruments
Derivative financial instruments are used for economic hedging purposes only in order to reduce currency risks. Derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.
All derivative financial instruments are measured at fair value.

When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:
Cash flow hedges - Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/expenses. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.
The Group does not use fair value hedges or hedges of a net investment.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately within financial expenses.

Transfers of financial assets
Transfers of financial assets
The Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale of a financial receivables portfolio to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables. The receivables sold as part of securitization programs are still consolidated until collection from the customer.
The Group may also sell certain of its trade receivables through factoring transactions without recourse. The Group derecognizes the financial assets when, and only when, the contractual rights and risks to the cash flows arising from the related financial assets are no longer held or the Group has transferred the financial assets. In the case of a transfer of financial assets, if the Group transfers substantially all the risks and rewards of ownership of the financial assets, it derecognizes such assets and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of financial assets, the difference between the carrying amount of the assets and the consideration received or receivable for the transfer of the assets is recognized within cost of sales in the consolidated income statement.

Trade receivables
Trade receivables
Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.

Inventories
Inventories
Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, cost being determined on a first-in first-out (FIFO) basis. The measurement of inventories includes the direct costs of materials, labor and indirect costs (variable and fixed). Purchase costs include ancillary costs. Prototypes are recognized at their estimated realizable value, if lower than production cost. Provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs for sale and distribution.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Employee benefits
Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets. The present value of the defined benefit obligation is measured using actuarial techniques and actuarial assumptions that are unbiased and mutually compatible and attributes benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.
The components of the defined benefit cost are recognized as follows:

•
the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (cost of sales, selling, general and administrative costs, research and development costs, etc.);

•
the net interest on the defined benefit liability is recognized in the consolidated income statement as net financial income /(expenses), and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and

•
the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated income statement in a subsequent period.

Other long-term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.

Share-based compensation
Share-based compensation
The Group has implemented equity incentive plans that provide for the granting of share-based compensation to the Chairman, the Chief Executive Officer, all other members of the Senior Management Team (“SMT”) and other key employees of the Group. The equity incentive plans are accounted for in accordance with IFRS 2 - Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using the Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.

Share-based compensation expense relating to the equity incentive plans is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity.
Share-based compensation

The Group accounts for its equity incentive plan in accordance with IFRS 2 - Share-based Payment, which requires the recognition of share-based compensation expense based on the fair value of the awards granted. Share-based compensation for equity-settled awards containing market performance conditions is measured at the grant date of the awards using the Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of our common stock, the dividend yield, interest rates and the correlation coefficient between our common stock and the relevant market index. The probability that the Group will achieve a certain level of Total Shareholder Return performance compared to the defined peer group is also considered. As a result, at the grant date management is required to make key assumptions and estimates regarding conditions that will occur in the future, which inherently involves uncertainty. Therefore, the amount of share-based compensation recognized has been affected by the significant assumptions and estimates used.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
Warranty and recall campaigns provision
All cars are sold with warranty coverage. The warranty coverage generally applies to defects that may become apparent within a certain period from the purchase of the car.
The warranty provision is recognized at the time of the sale of the car, based on the present value of management’s estimate of the expected cost to fulfill the obligations over the contractual warranty period. Estimates are principally based on the Group’s historical claims or costs experience and the cost of parts and services to be incurred in the activities. The costs related to these provisions are recognized within cost of sales at the time when they are probable and reasonably estimable

Deferred income, advances and revenue recognition
Deferred income

Deferred income relates to amounts received by the Group under various agreements, which are reliant on the future performance of a service or other act of the Group. Deferred income is recognized as net revenues when the Group has fulfilled its obligations under the terms of the various agreements.
Range models (models belonging to the Ferrari product portfolio, excluding special series, Icona, limited edition and one-off (fuori serie) models) are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance program are not recognized as income immediately, but are deferred over the maintenance program term. The amount of the deferred income related to this program, is based on the estimated fair value of the service to be provided.
Advances
Advances relate to amounts received from or billed to customers in advance of having delivered the related cars or provided the related services.
Revenue recognition
Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives as well as taxes collected from customers that are remitted to government authorities. The transaction price will include estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur. The Group enters into contracts that may include both products and services, which are generally capable of being distinct and accounted for as separate performance obligations.
The Group generates revenue from the sale of cars, spare parts and engines as well as from sponsorship, commercial and brand activities. The Group accounts for a contract with a customer when there is a legally enforceable contract between the Group and the customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. Payments from customers are typically due within 30 and 40 days of invoicing.
The Group does not recognize any assets associated with the incremental costs of obtaining a contract with a customer that are expected to be recovered. The majority of revenue is recognized at a point-in-time or over a period of one year or less, and the Group applies the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise be recognized is one year or less.
Cars, spare parts and engines
The sales of cars, spare parts and engines have multiple performance obligations that include products, services, or a combination of products and services as contracts may include maintenance programs and extended warranties that are separately priced or not separately priced. Contracts may also include variable consideration for discounts such as sales incentives and performance based bonuses and product returns. The cost of incentives is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. Revenues recognized are limited to the amount of consideration the Group expects to receive. The Group allocates the transaction price to the performance obligations based on the stand alone selling prices (SSP) for each obligation. When the SSP does not exist, the Group estimates the SSP based on the adjusted market approach.
Revenues for the sale of cars, spare parts and engines are recognized at a point in time when control of the cars, spare parts or engines is transferred to the customer based on shipping terms, which generally corresponds to the date when the cars, spare parts and engines are released to the carrier responsible for transportation to dealers or Maserati. Revenues relating to the maintenance program or extended warranty are recognized over time as the maintenance program or extended warranty is provided. Revenues from the supply of engines and related services to other Formula 1 racing teams are recognized over time on a time and materials basis when the services are provided.
Management has exercised judgment in determining performance obligations, variable consideration, allocation of transaction price and the timing of revenue recognition.
Sponsorship, commercial and brand activities
Revenues from sponsorship agreements are generally recognized ratably over the contract term as the customer benefits from the service throughout the service period. For sponsorship agreements that contain variable consideration based on performance of the racing team, the related revenues are estimated and recognized over the relevant period to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur, which is typically when it is considered highly probable that the related conditions associated with the variable consideration will be achieved.
Revenues from commercial activities primarily relate to the revenues from participating in the Formula 1 World Championship. The revenues attributable to each racing team are governed by a specific agreement and depend upon, among other factors, the prior year ranking of each of the racing teams. Revenues of the commercial activities are recognized ratably over the contract term.
Revenues from brand licensing agreements where the customer has a right to access the Group’s brands or the contract includes minimum guaranteed payments are recognized on a straight-line basis over the contract term. Licensing revenues in excess of the minimum guaranteed payments are recognized when the related conditions are satisfied. Revenues from sales-based licensing agreements are recognized when the sales occur.
Management has exercised judgment in determining variable consideration.
Other revenues
Interest income generated by our financial service activities from the provision of client and dealer financing is reported within revenues using the effective interest rate method and not within net financial income/expenses.

Cost of sales
Cost of sales
Cost of sales comprises expenses incurred in the manufacturing and distribution of cars and parts, including the engines rented to other Formula 1 racing teams, of which, cost of materials, components and labor costs are the most significant portion. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of sale of the car.
Expenses which are directly attributable to the financial services companies, including the interest expenses related to their financing as a whole and provisions for risks and write-downs of assets, are also reported in cost of sales.

Other expenses and other income
Other expenses and other income
Other expenses consist of miscellaneous costs which cannot be allocated to specific functional areas, such as indirect taxes, accruals for provisions not attributable to cost of sales or selling, general and administrative costs, and other miscellaneous expenses.

Other income consists of miscellaneous income that is not directly attributable to the sale of goods or services, such as gains on the disposal of property plant and equipment, the release of certain provisions originally recognized as other expenses, rental income and other miscellaneous income.

Taxes
Taxes
Income taxes include all taxes based upon the taxable profits of the Group. Current and deferred taxes are recognized as income or expense and are included in the consolidated income statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in other comprehensive income/(loss) or directly in equity, or (ii) a business combination.
Deferred taxes are accounted using the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled. Any remeasurements to deferred tax assets and liabilities as a result of changes in substantially enacted tax rates are recognized in the income statement.
The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill, moreover, it estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered. The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized.
The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized.
Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset.
Italian Regional Income Tax (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments.

Other taxes not based on income	Other taxes not based on income, such as property taxes and capital taxes, are included in other expenses, net.
Dividends
Dividends
Dividends payable by the Group are reported as a change in equity in the period in which they are approved by shareholders or the Board of Directors as applicable under local rules and regulations.

Rounding of amounts	Rounding of amounts All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.
Segment reporting
Segment reporting
The Group has determined that it has one operating and one reportable segment based on the information reviewed by its CODM in making decisions regarding the allocation of resources and to assess performance.

Use of estimates
Use of estimates
The Consolidated Financial Statements are prepared in accordance with IFRS which require the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on elements that are known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant.
The estimates and underlying assumptions are reviewed periodically and continuously by the Group. If the items subject to estimates do not perform as assumed, then the actual results could differ from the estimates, which would require adjustment accordingly. The effects of any changes in estimate are recognized in the consolidated income statement in the period in which the adjustment is made, or prospectively in future periods.

Development costs
Development costs
Development costs are capitalized if the conditions under IAS 38 - Intangible Assets have been met. The starting point for capitalization is based upon the technological and commercial feasibility of the project, which is usually when a product development project has reached a defined milestone according to the Group’s established product development model. Feasibility is based on management’s judgment which is formed on the basis of estimated future cash flows. Capitalization ceases and amortization of capitalized development costs begins on start of production of the relevant project.
The amortization of development costs requires management to estimate the lifecycle of the related model. Any changes in such assumptions would impact the amortization charge recorded and the carrying amount of capitalized development costs. The periodic amortization charge is derived after determining the expected lifecycle of the related model and, if applicable any expected residual value at the end of its life. Increasing an asset’s expected lifecycle or its residual value would result in a reduced amortization charge in the consolidated income statement.
The useful lives and residual values of the Group’s models are determined by management at the time of capitalization and reviewed annually for appropriateness and recoverability. The lives are based on historical experience with similar assets as well as anticipation of future events which may impact their life such as changes in technology. Historically changes in useful lives and residual values have not resulted in material changes to the Group’s amortization charge or estimated recoverability of the related assets.

Product warranty liabilities
Product warranty liabilities
The Group establishes reserves for product warranties at the time the sale is recognized. The Group issues various types of product warranties under which the performance of products delivered is generally guaranteed for a certain period or term, which is generally defined by the legislation in the country where the car is sold. The reserve for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for policy coverage. The estimated future costs of these actions are principally based on assumptions regarding the lifetime warranty costs of each car line and each model year of that car line, as well as historical claims experience for the Group’s cars. In addition, the number and magnitude of additional service actions expected to be approved, and policies related to additional service actions, are taken into consideration. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could materially affect the results of operations.
The Group periodically initiates voluntary service actions to address various client satisfaction, safety and emissions issues related to cars sold. Included in the reserve is the estimated cost of these services and recall actions. The estimated future costs of these actions are based primarily on historical claims experience for the Group’s cars and the cost of parts and services to be incurred in the specified activities, and are recognized at the time when they are probable and reasonably estimable. Estimates of the future costs of these actions are inevitably imprecise due to several uncertainties, including the number of cars affected by a service or recall action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Group to make expenditures in excess of (or less than) established reserves over an extended period of time. The estimate of warranty and additional service obligations is periodically reviewed during the year.
In addition, the Group makes provisions for estimated product liability costs arising from property damage and personal injuries including wrongful death, and potential exemplary or punitive damages alleged to be the result of product defects. By nature, these costs can be infrequent, difficult to predict, and have the potential to vary significantly in amount. Costs associated with these provisions are recorded in the consolidated income statement and any subsequent adjustments are recorded in the period in which the adjustment is determined.

Other contingent liabilities
Other contingent liabilities
The Group makes provisions in connection with pending or threatened disputes or legal proceedings when it is considered probable that there will be an outflow of funds and when the amount can be reasonably estimated. If an outflow of funds becomes possible but the amount cannot be estimated, the matter is disclosed in the notes to the Consolidated Financial Statements. The Group is the subject of legal and tax proceedings covering a wide range of matters in various jurisdictions. Due to the uncertainty inherent in such matters, it is difficult to predict the outflow of funds that could result from such disputes with any certainty. Moreover, the cases and claims against the Group often derive from complex legal issues which are subject to a differing degree of uncertainty, including the facts and circumstances of each particular case and the manner in which applicable law is likely to be interpreted and applied to such fact and circumstances, and the jurisdiction and the different laws involved. The Group monitors the status of pending legal proceedings and consults with experts on legal and tax matters on a regular basis. It is therefore possible that the provisions for the Group’s legal proceedings and litigation may vary as the result of future developments in pending matters.

Litigation
Litigation
Various legal proceedings, claims and governmental investigations are pending against the Group on a wide range of topics, including car safety, emissions and fuel economy, early warning reporting, dealer, supplier and other contractual relationships, intellectual property rights and product warranties matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seatbelts, brakes, transmissions, engines and fuel systems) in various car models or allege general design defects relating to car handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death and in some cases could include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require the Group to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.
Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. An accrual is established in connection with pending or threatened litigation if a loss is probable and a reliable estimate can be made. Since these accruals represent estimates, it is reasonably possible that the resolution of some of these matters could require the Group to make payments in excess of the amounts accrued. It is also reasonably possible that the resolution of some of the matters for which accruals could not be made may require the Group to make payments in an amount or range of amounts that could not be reasonably estimated.
The term “reasonably possible” is used herein to mean that the chance of a future transaction or event occurring is more than remote but less than probable. Although the final resolution of any such matters could have a material effect on the Group’s operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, it is believed that any resulting adjustment would not materially affect the consolidated financial position of the Group.

Cash flow hedges
The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies which will occur within the following 12 months. It is considered reasonable that the hedging effect arising from this and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement, mainly during the following 12 months.
Derivatives relating to currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the flows of the underlying transaction.